Expense Example - NICHOLAS PARTNERS SMALL CAP GROWTH FUND	Feb. 02, 2026 USD ($)
Retail Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,573
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	$ 1,288